SCHEDULE OF INCOME TAX (BENEFITS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current income tax expenses (benefits)
Deferred income tax expenses (benefits)
Income tax expenses